Prepaid expenses and other assets	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other assets
Prepaid expenses and other assets
The following is a table summarizing our prepaid expenses and other current assets as of June 30, 2019 and December 31, 2018:

	As of
In thousands of U.S. dollars	June 30, 2019	December 31, 2018
SSM - prepaid vessel operating expenses	$2,712	$2,461
Prepaid expenses from related parties	2,712	2,461

Prepaid interest	6,535	6,870
Prepaid insurance	4,373	4,449
Third party - prepaid vessel operating expenses	651	712
Other prepaid expenses	1,574	1,179
	$15,845	$15,671